Summary of Significant Accounting Policies (Details Narrative) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer Benchmark [Member] | Three Customer [Member]
Product Information [Line Items]
Percentage of revenue	10.00%
Revenue from Contract with Customer Benchmark [Member] | Two Customer [Member]
Product Information [Line Items]
Percentage of revenue		10.00%
Accounts Receivable [Member] | Three Customers [Member]
Product Information [Line Items]
Percentage of revenue	10.00%
Accounts Receivable [Member] | Two Customers [Member]
Product Information [Line Items]
Percentage of revenue		10.00%